Borrowings - Repayment Schedule (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 1,251,719
Fair value of bank facilities	$ 1,251,719
Average
Borrowings Repayment Schedule
Interest rate	4.80%	3.90%
Not later than one year
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 434,600
Later than one year and not later than three years
Borrowings Repayment Schedule
Principal repayments of the borrowings	510,079
Later than three years and not later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	68,620
Later than five years
Borrowings Repayment Schedule
Principal repayments of the borrowings	$ 238,420